Offerings - Offering: 1	Feb. 27, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary Shares
Amount Registered | shares	75,000
Proposed Maximum Offering Price per Unit	4.58
Maximum Aggregate Offering Price	$ 343,500.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 47.44
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended, the Registrant is also registering hereunder an indeterminate numberofordinary shares that may be issued in connection with anti-dilution provisions or stock splits, stock dividends or similar transactions.

Estimated solely for the purpose of computing the amount of the registration fee pursuant to Rule 457(c) under the Securities Act of 1933,asamended. The maximum price per share and maximum aggregate offering price are based on the average of the high and low sale prices oftheordinary shares as reported on the Nasdaq Global Select Market on February 26, 2026, which date is within five business days prior to filing this registration statement.